Virtus Emerging Markets Small-Cap Fund
Virtus Emerging Markets Small-Cap Fund

Virtus Emerging Markets Small-Cap Fund, Virtus Equity Trend Fund,

Virtus Global Opportunities Fund and Virtus Real Estate Securities Fund,

each a series of Virtus Opportunities Trust

Supplement dated April 14, 2016 to the Summary and Statutory Prospectuses dated January 28, 2016

Important Notice to Investors

Virtus Emerging Markets Small-Cap Fund

The section “Performance Information” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, the bar chart showing Calendar Year Total Returns for Class A Shares and is hereby amended by restating the 2015 return as -16.78%.

Additionally, the table showing Average Annual Total Returns is hereby replaced in its entirety with the following:

	1 Year	Class I Since Inception (12/17/13)
Class A
Return Before Taxes	-21.57%	-11.23%
Return After Taxes on Distributions	-21.30%	-11.53%
Return After Taxes on Distributions and Sale of Fund Shares	-11.30%	-8.11%
Class C
Return Before Taxes	-17.30%	-9.25%
Class I
Return Before Taxes	-16.51%	-8.37%
S&P 500 Index (reflects no deduction of fees, expenses or taxes)	1.38%	9.23%
MSCI Emerging Markets Small Cap Index (net) (reflects no deduction of fees, expenses or taxes)	-6.85%	-2.11%

Investors should retain this supplement with the

Prospectuses for future reference.

Average Annual Total Returns - Virtus Emerging Markets Small-Cap Fund	Label	1 Year	Since Inception	Inception Date
Class A	Return Before Taxes	(21.57%)	(11.23%)	Dec. 17, 2013
Class A | Return After Taxes on Distributions	Return After Taxes on Distributions	(21.30%)	(11.53%)	Dec. 17, 2013
Class A | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	(11.30%)	(8.11%)	Dec. 17, 2013
Class C	Return Before Taxes	(17.30%)	(9.25%)	Dec. 17, 2013
Class I	Return Before Taxes	(16.51%)	(8.37%)	Dec. 17, 2013
S&P 500 Index	S&P 500 Index (reflects no deduction of fees, expenses or taxes)	1.38%	9.23%	Dec. 17, 2013
MSCI Emerging Markets Small Cap Index (net)	MSCI Emerging Markets Small Cap Index (net) (reflects no deduction of fees, expenses or taxes)	(6.85%)	(2.11%)	Dec. 17, 2013